Capital commitments	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
Capital commitments	Capital commitments
Capital expenditure contracted for at the end of the reporting period but not yet incurred is as follows:

	As at December 31, 2024	As at December 31, 2023
	€m	€m
Property, plant and equipment	19.5	14.3
Intangible assets	3.2	8.1
Total	22.7	22.4